Related party transactions - Additional Information (Detail) - EUR (€)		1 Months Ended	12 Months Ended
		Feb. 09, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 03, 2016
Related Party Transaction [Line Items]
Commitment amount			€ 10,613,800,000
Commitment consideration paid			317,500,000	€ 282,800,000	€ 275,100,000
Right-of-use assets - Finance	[1]		€ 164,800,000	118,500,000
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT GmbH
Related Party Transaction [Line Items]
Ownership interest percentage			100.00%
Capital expenditures
Related Party Transaction [Line Items]
Commitment consideration paid			€ 203,700,000	184,100,000	191,800,000
R&D costs
Related Party Transaction [Line Items]
Commitment consideration paid			96,100,000	94,200,000	74,800,000
Supply chain investments
Related Party Transaction [Line Items]
Commitment consideration paid			17,700,000	4,500,000	8,500,000
Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party			1,623,900,000	1,502,300,000	€ 1,401,000,000.0
Advance payments and High-NA capital expenditure support			986,600,000	814,500,000
Right-of-use assets - Finance			149,900,000	107,600,000
Accounts payable			110,900,000	127,400,000
Any Director or Officer of ASML or any Associate Thereof
Related Party Transaction [Line Items]
Transactions outside the normal course of business			0
Due from (to) related party			0
Any Director or Officer of ASML or any Associate Thereof | Subsequent Event
Related Party Transaction [Line Items]
Transactions outside the normal course of business		€ 0
Zeiss High-NA Funding Commitment
Related Party Transaction [Line Items]
Commitment amount			319,900,000	524,800,000		€ 760,000,000.0
Estimated total contract commitment			€ 1,354,800,000	€ 1,242,200,000

[1]	Right-of-use assets - Finance includes amounts with related parties of €149.9 million and €107.6 million at December 31, 2020 and 2019, respectively.